CONSOLIDATED BALANCE SHEET (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Preferred stock, Par Value	$ 0.001	$ 0.001
Preferred stock, Shares Issued	1	1
Preferred stock, Shares Outstanding	1	1
Common stock, Par Value	$ 0.001	$ 0.001
Common Stock, Shares Authorized	40,000,000	40,000,000
Common Stock, Shares Issued	4,890,424	4,634,599
Common Stock, Shares Outstanding	4,890,424	4,634,599